Environmental rehabilitation obligation funds	12 Months Ended
Dec. 31, 2025
Environmental rehabilitation obligation funds [Abstract]
Environmental rehabilitation obligation funds	20. Environmental rehabilitation obligation funds
In order to offset the environmental effects of the Group's mining activities, the Group sets aside funds for rehabilitation of the environmental impacts of its operations, in order to fund rehabilitation according to the expected closure and rehabilitation plans.

Accounting policy
The Group’s rehabilitation obligation funds consist of investments measured at FVTPL and those measured at amortised cost. Rehabilitation obligation funds measured at fair value include a fixed income portfolio of bonds, rehabilitation policies and cell captive investments.
These funds are measured at fair value at each reporting date. The fair value is determined with reference to underlying bond prices using industry valuation techniques and appropriate models. Rehabilitation obligation funds measured at amortised cost mainly comprise term and notice deposits. These financial instruments are measured at amortised cost, using the effective interest method.
Contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income where relevant.
In addition, funds are set aside to serve as collateral against the guarantees made to regulatory authorities for environmental rehabilitation obligations.

Figures in million – SA rand	Notes	2025	2024	2023
Balance at beginning of the year		6,691	5,927	5,306
Assets acquired on acquisition of subsidiary		—	—	616
Assets derecognised with deemed disposal of interest in joint operation		—	—	(260)
Contributions made		158	273	185
Payments received		(19)	(24)	(322)
Interest income	5.1	417	404	339
Transfer to other financial assets		—	—	(22)
Fair value gain[1]		63	112	80
Foreign currency translation		(3)	(1)	5
Balance at end of the year		7,307	6,691	5,927

Environmental rehabilitation obligation funds are measured as follows:
FVTPL		3,915	3,750	3,212
Amortised cost		3,392	2,941	2,715

Environmental rehabilitation obligation funds comprise of the following:
Restricted funds[2]		2,457	2,134	1,850
Other funds		4,850	4,557	4,077
1The environmental rehabilitation trust fund includes a fixed income portfolio of bonds that are fair valued at each reporting date
2The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations
Fair value of environmental rehabilitation obligation funds
Environmental rehabilitation obligation funds comprise fixed income portfolio of bonds, rehabilitation policies, investment in a cell captive as well as fixed and notice deposits. A portion of the environmental rehabilitation obligation funds are measured at FVTPL as stated above, while the carrying values of those measured at amortised cost, approximate fair value based on the nature and terms of the investments
(see note 35.1).
Credit risk
The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation obligation funds.
The Group has reduced its exposure to credit risk by investing in funds with a limited number of major financial institutions.